Variable Interest Entities	12 Months Ended
Mar. 31, 2017
Variable Interest Entities

4.    Variable Interest Entities

NTT Group makes investments in business entities that develop and lease real estates. Those entities have been determined to be a VIE as most of the decision-making authority for the entities does not reside within the entities’ equity interests, but rather is embedded in the real estate management contracts between those entities and NTT Group, under which decision-making authority is delegated to real estate companies or other companies within NTT Group. In addition, NTT Group has the greater part of the equity interests in such entities, and NTT Group has therefore determined that it is the primary beneficiary of those entities.

The assets and liabilities of VIEs relating to real estate development and rental for which NTT Group has determined it is the primary beneficiary and which are consolidated in NTT Group’s consolidated balance sheets as of March 31, 2016 and 2017 are as follows:

	2016	2017
	Millions of yen
	Develop and lease real estate (*1,2)
Current assets	¥21,550	¥15,984
Property, plant and equipment	168,252	165,701
Investments and other assets	2,766	3,021
Current liabilities	2,648	2,098
Long-term liabilities	65,196	64,569

(*1)	Property, plant and equipment, Current liabilities and Long-term liabilities of VIEs established to develop and lease real estates included “Land” totaling ¥122,878 million and ¥122,878 million, “Current portion of long-term debt” totaling ¥800 million and ¥800 million, and “Long-term debt” totaling ¥37,300 million and ¥36,500 million at March 31, 2016 and 2017, respectively.
(*2)	“Current portion of long-term debt” and “Long-term debt (excluding current portion)” above are secured by the VIEs’ land and buildings totaling ¥230,636 million and ¥227,796 million at March 31, 2016 and 2017, respectively.

In addition, there are certain investments in business entities that develop and lease real estates for which NTT Group is not the primary beneficiary. Those entities have been determined to be a VIE as most of the decision-making authority for the entities does not reside within the entities’ equity interests, but rather is embedded in the real estate management contracts between those entities and third parties. Under these real estate management contracts, decision-making authority is not granted to NTT Group, and NTT Group has therefore determined that it is not the primary beneficiary of those entities. As of March 31, 2016 and 2017, the total investment amount in these entities was ¥6,343 million and ¥6,999 million, respectively, which represent NTT Group’s maximum loss amount.

NTT Group has adopted ASU 2015-02 “Amendments to the Consolidation Analysis” beginning on April 1, 2016. Although there are entities involved in real estate development that have been newly determined to be nonconsolidated VIEs as a result of the new ASU, the effect of the adoption is immaterial.